Related party transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Related party transactions
3	Related party transactions

The Series A Preferred Stock is held by Valent Technologies, LLC (“Valent”), an entity owned by Dr. Dennis Brown, the Company’s Chief Scientific Officer. Therefore, Valent is a related party to the Company. For the three months ended March 31, 2020 and 2019 respectively, the Company recorded $2,089 related to the dividend payable to Valent on the Series A Preferred Stock and for the nine months ended March 31, 2020 and 2019 respectively, the Company recorded $6,267 related to the dividend (note 5). The dividends have been recorded as a direct increase in accumulated deficit.

6	Related party transactions

During the year ended June 30, 2018, the Company recognized a total expense of $311,683 relating to the settlement agreement with the Company’s former President and Chief Operating Officer. Amounts owed to officers and directors, including to the Company’s former President and Chief Operating Officer, have been aggregated and not shown separately, and are non-interest bearing and payable on demand.